Pension and Other Employee Benefits - Summary of Sensitivity Analysis on Defined Benefit Obligation of Defined Benefit Pension Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Actuarial assumption of discount rates [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ (14,223)
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ 17,579
Percentage of increase in defined benefit obligation	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)
Actuarial assumption of discount rates [Member] | Defined Contribution Plans [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase		₱ (4)
Increase (decrease) in defined benefit obligation due to 1% decrease		₱ 614
Percentage of increase in defined benefit obligation		0.20%
Percentage of decrease in defined benefit obligation		(0.10%)
Actuarial Assumption of Expected Rates of Salary Increases [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 17,587
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (4,189)
Percentage of increase in defined benefit obligation	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)
Actuarial Assumption of Expected Rates of Salary Increases [Member] | Defined Contribution Plans [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase		₱ 614
Increase (decrease) in defined benefit obligation due to 1% decrease		₱ (4)
Percentage of increase in defined benefit obligation		0.20%
Percentage of decrease in defined benefit obligation		(0.10%)